1933 Act Rule 485(b)

1933 Act File No. 333-212418

1940 Act File No. 811-23167

September 5, 2019

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	OSI ETF Trust (the “Trust”)
File Nos. 333-212418 and 811-23167

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL Exhibits”). The XBRL Exhibits reflect the risk/return summary disclosure that was included in the supplement to the prospectus dated August 29, 2019 relating to the O'Shares FTSE Russell Small Cap Quality Dividend ETF, a series of the Trust, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on August 29, 2019 (Accession No. 0001680359-19-000481) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to Louise Anne Poirier at (514) 849-1056.

Very truly yours,

/s/ Kevin Beadles

Kevin Beadles

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase